Investment loss - Summary of Investment Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net Investment Income [Line Items]
Fair value change	¥ 62		¥ (257)	¥ (2,784)
Dividends received from equity investments	198		361	237
Realized gain related to the investments accounted for at fair value	0		78	0
Gain/(Loss) on disposal of subsidiaries	(266)	$ (36)	(749)	331
Total	(511)	$ (70)	(1,656)	(2,216)
Equity investments [Member]
Net Investment Income [Line Items]
Fair value change	62		(257)	(2,675)
Investments accounted for at fair value [Member]
Net Investment Income [Line Items]
Fair value change	0		0	(109)
Realized gain related to the investments accounted for at fair value			78
Short-term investments [Member]
Net Investment Income [Line Items]
Fair value change	¥ (505)		¥ (1,089)	¥ 0